Selected Quarterly Financial Data (Summary of Selected Quarterly Financial Data) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Selected Quarterly Financial Information
Revenue	$ 830	$ 903	$ 901	$ 909	$ 837	$ 961	$ 919	$ 890	$ 828	$ 3,550	$ 3,598	$ 3,440
Gross Margin	423	467	476	471	436	475	459	447	423	1,850	1,804	1,768
Selling, General and Administrative Expenses	248	243	244	249	244	267	241	261	264	980	1,033	1,067
Income from Continuing Operations	78	110	84	108	87	91	104	94	72	389	361	299
Income (Loss) from Discontinued Operations, Net of Tax	0	(1)			(3)	5	(72)	1	(2)	(4)	(68)	(50)
Net Income	$ 78	$ 109	$ 84	$ 108	$ 84	$ 96	$ 32	$ 95	$ 70	$ 385	$ 293	$ 249
Basic Earnings (Loss) per Common Share:
Continuing Operations	$ 0.36	$ 0.50	$ 0.38	$ 0.49	$ 0.39	$ 0.41	$ 0.46	$ 0.42	$ 0.32	$ 1.76	$ 1.62	$ 1.34
Discontinued Operations	$ 0.00	$ (0.01)			$ (0.01)	$ 0.02	$ (0.32)		$ (0.01)	$ (0.02)	$ (0.31)	$ (0.23)
Basic Earnings per Common Share	$ 0.36	$ 0.50	$ 0.38	$ 0.49	$ 0.38	$ 0.43	$ 0.14	$ 0.42	$ 0.31	$ 1.74	$ 1.31	$ 1.11
Diluted Earnings (Loss) per Common Share:
Continuing Operations	$ 0.36	$ 0.49	$ 0.37	$ 0.48	$ 0.39	$ 0.41	$ 0.46	$ 0.41	$ 0.32	$ 1.74	$ 1.60	$ 1.32
Discontinued Operations	$ 0.00	$ (0.01)			$ (0.01)	$ 0.02	$ (0.32)		$ (0.01)	$ (0.02)	$ (0.30)	$ (0.22)
Diluted Earnings per Common Share	$ 0.36	$ 0.49	$ 0.37	$ 0.48	$ 0.37	$ 0.43	$ 0.14	$ 0.42	$ 0.31	$ 1.72	$ 1.30	$ 1.10
Weighted-Average Number of Common Shares Outstanding:
Basic	214.0	217.8	222.5	222.6	221.9	221.7	224.6	224.7	223.8	221.2	223.7	222.8
Diluted	217.4	221.2	225.6	224.9	224.4	224.2	226.8	226.6	226.3	224.0	226.0	225.1